Inventory	3 Months Ended
Dec. 27, 2013
Inventory Disclosure [Abstract]
Inventory
Inventory
Inventories consisted of the following ($ in millions):

	As of
	December 27, 2013	September 27, 2013
Purchased materials and manufactured parts	$167	$157
Work in process	91	93
Finished goods	417	397
Inventories	$675	$647

Inventories are recorded at the lower of cost (primarily first-in, first-out) or market value.